INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2022 HKD ($)
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs	$ 337,143